Cover Page	Dec. 18, 2024
Document Information [Line Items]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Dec. 18, 2024
Entity Registrant Name	SOUTHWESTERN ELECTRIC POWER COMPANY
Entity Central Index Key	0000092487
Entity Emerging Growth Company	false
Entity File Number	1-3146
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	72-0323455
Entity Address, Address Line One	1 Riverside Plaza
Entity Address, City or Town	Columbus
Entity Address, State or Province	OH
Entity Address, Postal Zip Code	43215-2373
City Area Code	614
Local Phone Number	716-1000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
SWEPCO STORM RECOVERY FUNDING LLC [Member]
Document Information [Line Items]
Entity Registrant Name	SWEPCO STORM RECOVERY FUNDING LLC
Entity File Number	333-282250-01
Entity Incorporation, State or Country Code	LA
Entity Tax Identification Number	99-4619989
Entity Address, Address Line One	428 Travis Street
Entity Address, City or Town	Shreveport
Entity Address, State or Province	LA
Entity Address, Postal Zip Code	71101
City Area Code	318
Local Phone Number	673-3075